Borrowings - Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Opening balance - January 1	$ 3,510,847	$ 3,344,402
Interest expense	359,965	362,381
Interest paid	(326,984)	(299,029)
Proceeds received from issuance of borrowings (net of transaction costs)	2,209,050	985,992
Repayment of borrowings	(2,149,307)	(689,940)
Bank overdraft	(675)	612
Other transaction costs	(10,558)	(19,441)
Disposal of subsidiary	(53,065)
Exchange differences	(191,324)	(174,130)
Closing balance - December 31	$ 3,347,949	$ 3,510,847